CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	December 31, 2021	December 31, 2020
Cash in banks	$275,772	$44,707
Restricted cash	138	800
Non-current restricted cash	1,005	—
	$276,915	$45,507